Business Combinations (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the final allocation of the purchase price to the fair values of assets acquired and liabilities assumed at the date of the acquisition, as well as the adjustments made during the measurement period.

Consideration allocated to:	Preliminary Purchase Price Allocation as of June 1, 2016	Measurement Period Adjustments	Final Purchase Price Allocation as of December 31, 2016
Cash and cash equivalents	$45,344	$—	$45,344
Accounts receivable	42,165	789	42,954
Inventory	72,734	826	73,560
Property, plant and equipment	37,192	600	37,792
Intangible assets	4,240	—	4,240
Deferred income taxes, net	1,911	(3,964)	(2,053)
Other assets	12,962	—	12,962
Accounts payable and accrued liabilities	(58,401)	(5,305)	(63,706)
Other liabilities	(15,888)	—	(15,888)
Total net identifiable assets	142,259	(7,054)	135,205
Bargain purchase gain	(42,862)	7,054	(35,808)
Total consideration	$99,397	$—	$99,397

Business Acquisition, Pro Forma Information
The following unaudited supplemental proforma information presents the consolidated financial results as if the acquisition of Fuel Systems had occurred on January 1, 2015. This supplemental proforma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2015, nor are they indicative of any future results.

	Years ended December 31,
	2016	2015
Revenue
Revenue for the year	$224,895	$103,304
Fuel Systems (prior to merger)	96,833	263,397
Proforma revenue for the year	$321,728	$366,701

Net loss
Net loss for the year	$(97,573)	$(99,154)
Fuel Systems, net of transaction costs (prior to merger)	(6,249)	(47,135)
Proforma adjustments (1)	(28,951)	(1,575)
Proforma net loss for the year	$(132,773)	$(147,864)

(1) Includes adjustments for the bargain purchase gain, additional interest expense for the convertible debt in all periods, and for transaction costs related to the merger with Fuel Systems.